PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Depreciation	$ 7,340	$ 0
Property, Plant and Equipment [Member]
Estimated useful life	3 years